VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel contract	Dec. 31, 2016 USD ($) containership contract	Dec. 31, 2015 USD ($) containership
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	$ 2,300
Number of Newbuilding Contracts | contract	0	2
Number of newbuilding container vessels delivered | containership		2
Cost of newbuilding container vessels delivered	$ 115,100	$ 195,000
Number of vessels transferred from operating lease assets to sales type assets | vessel	1
Vessel impairment charge	$ 0	$ 5,314	$ 42,410
Number of container vessels impaired | containership		1
Depreciation	88,150	$ 94,293	78,080
Property Subject to Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Vessel impairment charge	$ 0	$ 4,800	$ 29,200
Number of container vessels impaired | containership			2
Product Tankers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Delivered | contract	2